Offerings - Offering: 1	Jun. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal (par) value NIS 0.01 per share ("Ordinary Shares")
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	170.39
Maximum Aggregate Offering Price	$ 170,390,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,530.86
Offering Note	a. Represents 1,000,000 Ordinary Shares issuable under the Camtek Ltd. 2018 Share Incentive Plan (the “2018 Plan”), over and above the number of Ordinary Shares issuable under the 2018 Plan that were previously registered under the Securities Act.

b. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional Ordinary Shares that may become issuable under the 2018 Plan, by reason of any share dividend, share split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that increases the number of Ordinary Shares of the Registrant.

c. Pursuant to Rule 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per Ordinary Share and the proposed maximum aggregate offering price are based on the average of the high and low prices per share of the Ordinary Shares of the Registrant as reported by the NASDAQ Global Market on June 10, 2026, which is within five (5) business days prior to the date of this Registration Statement.